Share-Based Compensation - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share Based Payment Plans [line items]
Total expense related to the potential ordinary shares	€ 6	€ 3
2018 performance shares [member] | Bottom of range [member]
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
2018 performance shares [member] | Top of range [member]
Share Based Payment Plans [line items]
Percentage of vesting multiplier	200.00%
Performance share units (PSUs) [member]
Share Based Payment Plans [line items]
Share based compensation, vesting period	3 years
Percentage of vesting multiplier	100.00%